Exchange Rate of average - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign exchange rates impact [Line Items]
Currency translation differences	€ 139	€ (125)
Equity attributable to owners of parent [member]
Foreign exchange rates impact [Line Items]
Currency translation differences	€ (33)	€ (83)